SHARE-BASED COMPENSATION - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement options unrecognized compensation	$ 51,352
Unrecognized compensation cost, weighted average period	2 years 10 months 9 days
Share based compensation by share based payment arrangement weighted average grant date fair value per share	$ 2.26	$ 2.35	$ 4.75
2021 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares reserved for future issuance	247,819
Share based compensation by share based payment arrangement contractual term	7 years
Share based compensation by share based payment arrangement service based vesting term	4 years